UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7363]
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

The Osterweis Fund
SCHEDULE OF INVESTMENTS at December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 85.5%
	Beverages: 3.8%
130,750	Anheuser-Busch Companies, Inc.	$6,843,455
77,400	Diageo Plc - ADR	6,643,242
		13,486,697
	Biotechnology: 4.7%
155,925	Charles River Laboratories, Inc.*	10,259,865
70,275	Invitrogen Corp.*	6,564,388
		16,824,253
	Capital Markets: 2.2%
591,400	Azimut Holding SpA[1]	7,665,191

	Commercial Services & Supplies: 3.0%
204,337	Republic Services, Inc.	6,405,965
134,450	Waste Management, Inc.	4,392,481
		10,798,446
	Computer Integrated Systems Design: 1.6%
602,750	Ness Technologies, Inc.*	5,563,383

	Containers & Packaging: 4.0%
560,325	Crown Holdings, Inc.*	14,372,336

	Electric Utilities: 3.3%
207,825	ITC Holdings Corp.	11,725,487

	Energy Equipment & Services: 2.1%
74,725	Schlumberger Ltd.[1]	7,350,698

	Food Products: 3.4%
26,610	Nestle SA1	12,222,055

	Gas Utilities: 3.0%
358,982	Southern Union Co.	10,539,712

	Health Care Equipment & Supplies: 1.1%
74,800	Medtronic, Inc.	3,760,196

	Health Care Providers & Services: 4.8%
644,270	Healthsouth Corp.*	13,529,670
157,825	Omnicare, Inc.	3,599,988
		17,129,658
	Hotels, Restaurants & Leisure: 2.5%
101,725	Boyd Gaming Corp.	3,465,771
553,150	Carrols Restaurant Group, Inc.*	5,299,177
		8,764,948
	Insurance: 2.9%
408,075	Genworth Financial, Inc.	10,385,509

	Internet Software & Services: 6.9%
363,350	VeriSign, Inc.*	13,665,594
647,030	Websense, Inc.*	10,986,569
		24,652,163
	IT Services: 2.0%
57,725	Fiserv, Inc.*	3,203,160
170,350	VeriFone Holdings, Inc.*	3,960,638
		7,163,798
	Media: 11.0%
119,761	Liberty Global, Inc. - Class A*	4,693,433
119,761	Liberty Global, Inc. - Series C*	4,382,055
255,557	R.H. Donnelley Corp.*	9,322,719
240,975	The McGraw-Hill Companies, Inc.	10,557,115
623,625	Time Warner, Inc.	10,296,049
		39,251,371
	Oil & Gas: 4.0%
278,800	Forest Oil Corp.*	14,174,192

	Oil, Gas & Consumable Fuels: 6.3%
291,450	Calumet Specialty Products Partners	10,792,393
430,850	Magellan Midstream Holdings	11,546,780
		22,339,173
	Pharmaceuticals: 5.6%
188,075	Johnson & Johnson	12,544,603
616,300	Valeant Pharmaceuticals International*	7,377,111
		19,921,714
	Real Estate: 4.0%
785,050	Annaly Capital Management, Inc.	14,272,209

	Specialty Retail: 0.9%
2,401,550	Signet Group Plc[1]	3,334,424

	Wireless Telecommunication Services: 2.4%
205,950	Crown Castle International Corp.*	8,567,520

	TOTAL COMMON STOCKS
	(Cost $266,553,323)	304,265,133

	PARTNERSHIPS AND TRUSTS: 2.8%
	Oil & Gas: 2.8%
312,475	Enterprise Products Partners	9,961,703

	TOTAL PARTNERSHIPS AND TRUSTS
	(Cost $9,541,411)	9,961,703

Principal Amount		Value
	CORPORATE BOND: 2.9%
	Motor Vehicle Parts & Accessories: 2.9%
$10,000,000	Stoneridge, Inc.	10,350,000
	11.500%, 05/01/2012

	TOTAL CORPORATE BOND
	(Cost $10,556,912)	10,350,000

Shares		Value
	SHORT-TERM INVESTMENT: 8.9%
31,826,366	Goldman Sachs Financial Square - Prime Obligations Fund	31,826,366

	TOTAL SHORT-TERM INVESTMENT	31,826,366
	(Cost $31,826,366)

	TOTAL INVESTMENTS IN SECURITIES: 100.1%
	(Cost $318,478,012)	356,403,202
	Liabilities in Excess of Other Assets: (0.1)%	(422,804)
	TOTAL NET ASSETS: 100.0%	$355,980,398

* Non-income producing security.
ADR - American Depository Receipt.
[1] Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows+:

Cost of investments		$318,478,012
Gross unrealized appreciation		65,243,531
Gross unrealized depreciation		(27,318,341)
Net unrealized appreciation		$37,925,190

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Osterweis Strategic Income Fund
SCHEDULE OF INVESTMENTS at December 31, 2007 (Unaudited)

Principal Amount		Value
	BONDS: 73.2%
	CONVERTIBLE BONDS: 28.6%
	Airlines: 4.3%
$6,850,000	Jetblue Airways Corp.,
	3.500%, 07/15/2033	$6,730,125

	Biotechnology: 3.1%
5,025,000	QLT, Inc.,
	3.000%, 09/15/2023	4,886,813

	Communications Equipment: 1.0%
1,529,000	Nortel Networks Corp.,
	4.250%, 09/01/2008	1,507,976

	Computers & Peripherals: 2.0%
3,225,000	Adaptec, Inc.,
	0.750%, 12/22/2023	3,059,719

	Energy Equipment & Services: 2.6%
4,055,000	Hanover Compressor Co.,
	4.750%, 03/15/2008	4,024,587

	Internet & Catalog Retail: 1.2%
2,000,000	Collegiate Pacific, Inc.,
	5.750%, 12/01/2009	1,897,500

	Machinery: 4.0%
6,312,000	Wabash National Corp.,
	3.250%, 08/01/2008	6,169,980

	Media: 0.5%
800,000	Sinclair Broadcast Group, Inc.,
	6.000%, 09/15/2012	736,000

	Real Estate Investment Trusts: 3.9%
5,995,000	Meristar Hospitality Operating Partnerships,
	9.500%, 04/01/2010	6,153,867

	Semiconductor & Semiconductor Equipment: 0.6%
1,000,000	Credence Systems Corp.,
	1.500%, 05/15/2008	951,250

	Software: 2.2%
3,400,000	Mentor Graphics Corp.,
	6.152%, 08/06/2023[1]	3,456,780

	Specialty Retail: 3.2%
5,513,000	Lithia Motors, Inc.,
	2.875%, 05/01/2014	4,961,700

	TOTAL CONVERTIBLE BONDS
	(Cost $44,452,018)	44,536,297

	CORPORATE BONDS: 44.6%
	Banks: 1.1%
1,750,000	Emigrant Capital Trust,
	7.142%, 04/14/2034[1]	1,751,309

	Chemicals & Allied Products: 3.3%
5,150,000	Nova Chemicals Corp.,
	7.250%, 08/15/2028	5,175,750

	Communications: 2.2%
3,500,000	LIN TV Corp.,
	2.500%, 05/15/2033	3,456,250

	Containers & Packaging: 4.4%
6,850,000	Owens-Illinois, Inc.,
	7.350%, 05/15/2008	6,884,250

	Electric Utilities: 1.0%
1,500,000	Commonwealth Edison Co.,
	3.700%, 02/01/2008	1,498,125

	Food Manufacturing: 3.3%
5,110,000	Dean Foods Co.,
	6.625%, 05/15/2009	5,071,675

	Forest Products & Paper: 0.6%
965,000	The Newark Group, Inc.,
	9.750%, 03/15/2014	938,462

	Glass Containers: 0.1%
186,000	Owens-Brockway,
	8.875%, 02/15/2009	186,930

	Health Care Equipment & Supplies: 0.3%
500,000	Bausch & Lomb, Inc.,
	5.900%, 08/01/2008	500,000

	Health Care Providers & Services: 1.3%
	Healthsouth Corp.,
1,285,000	8.500%, 02/01/2008	1,288,767
900,000	10.750%, 10/01/2008	903,750
		2,192,517
	Hotels, Restaurants & Leisure: 2.3%
3,750,000	Real Mex Restaurants, Inc.,
	10.000%, 04/01/2010	3,618,750

	Household Durables: 2.5%
4,000,000	KB Home,
	8.625%, 12/15/2008	3,940,000

	Insurance: 2.6%
4,000,000	Presidential Life Corp.,
	7.875%, 02/15/2009	3,980,000

	Medical Equipment Rental & Leasing: 1.5%
2,200,000	Universal Hospital Services, Inc.,
	10.125%, 11/01/2011	2,315,804

	Motor Vehicle Parts & Accessories: 4.6%
6,860,000	Stoneridge, Inc.,
	11.500%, 05/01/2012	7,100,100

	Multiline Retail: 0.9%
1,340,000	Dillards, Inc.,
	6.625%, 11/15/2008	1,338,325

	Oil, Gas & Consumable Fuels: 2.1%
3,250,000	Forest Oil Corp.,
	8.000%, 06/15/2008	3,298,750

	Primary Metal Industries: 3.1%
1,000,000	Blaze Recycling & Metals LLC,
	10.875%, 07/15/2012	925,000
4,075,000	Coleman Cable, Inc.,
	9.875%, 10/01/2012	3,840,688
		4,765,688
	Retail: 2.4%
3,875,000	Harry & David Operations,
	10.360%, 03/01/2012[1]	3,661,875

	Software: 1.7%
3,000,000	Pegasus Gaming Corp.,
	10.500%, 04/15/2015	2,655,000

	Telecommunication: 1.1%
2,000,000	Securus Technologies, Inc.,
	11.000%, 09/01/2011	1,750,000

	Textiles, Apparel & Luxury Goods: 2.2%
4,200,000	Unifi, Inc.,
	11.500%, 05/15/2014	3,465,000

	TOTAL CORPORATE BONDS
	(Cost $71,526,438)	69,544,560

	TOTAL BONDS
	(Cost $115,978,456)	114,080,857

	U.S. TREASURY OBLIGATIONS: 20.0%
	United States Treasury Note,
10,000,000	3.875%, 10/31/2012	10,199,220
10,000,000	4.250%, 11/15/2014	10,319,540
10,000,000	4.750%, 08/15/2017	10,564,850
		31,083,610
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $30,647,233)	31,083,610

Shares		Value
	PREFERRED STOCK: 1.2%
	Pharmaceuticals: 1.2%
53,000	Omnicare, Inc.	1,868,250

	TOTAL PREFERRED STOCK
	(Cost $2,743,329)	1,868,250

	SHORT-TERM INVESTMENT: 6.4%
9,926,201	Goldman Sachs Financial Square: Prime Obligations Fund	9,926,201

	TOTAL SHORT-TERM INVESTMENT
	(Cost $9,926,201)	9,926,201

	TOTAL INVESTMENTS IN SECURITIES: 100.8%
	(Cost $159,295,219)	156,958,918
	Liabilities in Excess of Other Assets: (0.8)%	(1,212,929)
	TOTAL NET ASSETS: 100.0%	$155,745,989

[1] Variable rate security; rate shown is the rate in effect on December 31, 2007.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows+:

Cost of investments		$159,374,304
Gross unrealized appreciation		1,070,976
Gross unrealized depreciation		(3,486,362)
Net unrealized appreciation		$(2,415,386)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date  January 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  January 31, 2008

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  February 26, 2008

* Print the name and title of each signing officer under his or her signature.